UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

Commission File No. 814-00841

FS Energy and Power Fund

(Name of Registrant)

201 Rouse Boulevard

Philadelphia, Pennsylvania

(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of FS Energy and Power Fund (the “Company”) to be redeemed:

7.50% Senior Secured Notes due 2023 (144A Note CUSIP No. 30264D AA7; Regulation S Note CUSIP: U34835 AA3) (the “Notes”)

(2)	Date on which the securities are to be redeemed: May 15, 2023

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Article Three of the Company’s indenture governing the Notes, dated as of August 16, 2018 (the “Indenture”), between the Company, U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association), as trustee and paying agent, and the other parties thereto.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($500 million aggregate principal amount) pursuant to the terms of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of April, 2023.

FS ENERGY AND POWER FUND

By:	/s/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	Chief Executive Officer